Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Information [Line Items]
Operating expense	$ 1,038,967	$ 1,067,264
General and administrative expense	104,010	111,830
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	282,000	358,000
General and administrative expense	$ 15,000	$ 7,000